Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 12,873,531	$ 16,912,454
Additions	131,647
Share of Profit (Loss)	366,089	3,190,240
Dividends Declared	(5,588,800)	(1,884,140)
Foreign Currency Translation	34,509	239,766
Other Increase (Decrease)	111,612	(5,584,789)
Investments accounted for using Equity Method, Ending balance	$ 7,928,588	$ 12,873,531
Transmisora Electrica de Quillota Ltda. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	50.00%	0.08%
Investments accounted for using Equity Method, Beginning balance	$ 9,473,711	$ 8,818,759
Share of Profit (Loss)	695,437	654,952
Dividends Declared	(4,069,920)
Investments accounted for using Equity Method, Ending balance	$ 6,099,228	$ 9,473,711
Enel Argentina S A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	0.08%	0.12%
Investments accounted for using Equity Method, Beginning balance	$ 300,198	$ 105,146
Share of Profit (Loss)	104,335	86,021
Foreign Currency Translation	(95,726)	(108,069)
Other Increase (Decrease)	93,101	217,100
Investments accounted for using Equity Method, Ending balance	$ 401,908	$ 300,198
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 3,052,983	$ 3,783,316
Share of Profit (Loss)	(254,132)	805,972
Dividends Declared	(1,518,880)	(1,884,140)
Foreign Currency Translation	130,235	347,835
Investments accounted for using Equity Method, Ending balance	$ 1,410,206	$ 3,052,983
Energía Marina SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership Interest	25.00%	25.00%
Investments accounted for using Equity Method, Beginning balance	$ 46,639
Additions	131,647
Share of Profit (Loss)	(179,551)	$ (91,213)
Other Increase (Decrease)	18,511	137,852
Investments accounted for using Equity Method, Ending balance	$ 17,246	46,639
Centrales Hidroelectricas de Aysen S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance		4,205,233
Share of Profit (Loss)		1,734,508
Other Increase (Decrease)		$ (5,939,741)